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                                                                       [GRAPHIC]




SEMIANNUAL REPORT JUNE 30, 2000




[GRAPHIC]                          EATON VANCE
                                EMERGING MARKETS
                                      FUND


                                   [GRAPHIC]




[GRAPHIC]                                          [LOGO]

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

Hon. Jacob Rees-Mogg
Co-Portfolio Manager
[PHOTO]

Investment Environment
--------------------------------------------------------------------------------
- Rising interest rates and a nine-year high in oil prices have resulted in lower economic growth for emerging markets and weaker corporate profits. While the spike in oil prices has benefited selected countries - including Venezuela, Russia and Mexico - for most emerging nations, it has brought expanding current account deficits.

- While some Asian economies suffered from slowing worldwide demand, China celebrated gaining Permanent Normal Trade Status with the U.S. China has enjoyed rising retail sales and industrial production, providing a boost to its domestic economy.

- In Latin America, Mexico signed a free-trade pact with the European Union and maintained strong GDP growth with lower inflation. Brazil has enacted further economic reforms, lowered interest rates and brought inflation to its lowest level in 40 years.

The Fund
--------------------------------------------------------------------------------
  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -6.40% during the six months ended June 30, 2000.(1) This return resulted from a decrease in net asset value per share (NAV) to $13.74 on June 30, 2000 from $14.68 on December 31, 1999.

- The Fund's Class B shares had a total return of -6.75% during the six months ended June 30, 2000.(1) This return resulted from a decrease in net asset value per share (NAV) to $13.53 on June 30, 2000 from $14.51 on December 31, 1999.

- Jacob Rees-Mogg, of Lloyd George Management, will assume sole management responsibilities for the Portfolio, effective August 21, 2000. Kiersten Christensen, who has co-managed the Portfolio as a part of the Lloyd George investment team, will join Eaton Vance Management as an analyst specializing in Asia, southern Europe and the medical products and health care industries.

  RECENT PORTFOLIO DEVELOPMENTS

- The Portfolio's largest industry weightings at June 30, 2000 were telephone utilities, banks and money services, and investment services - industries that have tended to be resilient in a slower economic environment. Latin America remained the Portfolio's largest regional focus, while the Portfolio reduced its exposure to export-dependent Asia.

- In Latin America, Compania Brasiliera de Distribuicao is one of Brazil's largest grocery chains and has been a prime beneficiary of a stronger consumer economy. In Mexico, Telefonos de Mexico (Telmex) is the leading provider of fixed-line and cellular phone services. The company has enjoyed an additional revenue surge from sales of Internet, paging and data transmission services.

- In East Asia, the Portfolio's largest investment was Li & Fung Ltd., a manufacturing outsourcing firm. The company continued to widen its client base and increase its share of the Asian market. Elsewhere in Asia, the Portfolio reduced its investments in technology and Internet-related stocks. However, management maintained positions in companies that are low-cost producers in technology growth areas, including Sam-sung Electronics of Korea and Taiwan Semiconductor.

- Telecommunications, which is among the fastest-growing emerging market sectors, continued to play a prominent role in the Portfolio. In addition to existing holdings in Mexico's Telmex and Korea's SK Telecom, the Portfolio established investments in newly privatized areas, including Brazil's Embratel, Hungary's Magyar Tavkozlesi (Matav) and China Unicom.

- In a slowing economy, the Portfolio increased its investments in what we view as defensive stocks. Among these were Brahma, a Brazilian brewer that ranks among the world's largest beverage companies. Another such holding, President Chain Stores, operates 2,200 convenience stores in Taiwan and has recently embarked on a joint venture with Starbucks.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF JUNE 30, 20001

PERFORMANCE(2)                                     Class A        Class B
------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
------------------------------------------------------------------------------
One Year                                            29.26%         28.37%
Five Years                                           6.85           6.25
Life of Fund+                                        7.06           6.40

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            21.81%         23.37%
Five Years                                           5.59           5.93
Life of Fund+                                        5.93           6.27

+ Inception dates: Class A: 12/8/94; Class B: 11/30/94.

TEN LARGEST EQUITY HOLDINGS(3)
--------------------------------------------------------------------------------
Li & Fung Ltd.                                        6.9%
SK Telecom                                            3.9
OTP Bank GDR                                          3.6
Taiwan Semiconductor                                  3.6
Compania Brasileira de Distribuicao                   3.5
Brahma                                                3.4
Samsung Electronics                                   3.4
Hurriyet Gazeticlik                                   2.8
Telefonos de Mexico                                   2.7
Television Broadcasts                                 2.7

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class A shares redeemed within 3 months of purchase, including exchanges, will be subject to a 1% early redemption fee. (3)Based on market value. Ten largest holdings represent 36.5% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
-----------------------------------------------------
Investment in Emerging Markets
   Portfolio, at value
   (identified cost, $8,071,338)          $11,400,302
-----------------------------------------------------
TOTAL ASSETS                              $11,400,302
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $     7,442
Payable to affiliate for Trustees' fees            27
Payable to the Investment Adviser               2,789
Payable to the Manager                          1,860
Accrued expenses                               22,094
-----------------------------------------------------
TOTAL LIABILITIES                         $    34,212
-----------------------------------------------------
NET ASSETS                                $11,366,090
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $10,661,054
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (2,481,340)
Accumulated net investment loss              (142,588)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         3,328,964
-----------------------------------------------------
TOTAL                                     $11,366,090
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 3,909,692
SHARES OUTSTANDING                            284,619
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     13.74
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $13.74)      $     14.58
-----------------------------------------------------

Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 7,456,398
SHARES OUTSTANDING                            551,083
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     13.53
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
---------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $2,684)         $  44,712
Expenses allocated from Portfolio           (77,171)
---------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $ (32,459)
---------------------------------------------------

Expenses
---------------------------------------------------
Management fee                            $  14,552
Trustees fees and expenses                       30
Distribution and service fees
   Class A                                   10,676
   Class B                                   35,740
Registration fees                            13,832
Transfer and dividend disbursing
   agent fees                                11,261
Printing and postage                          7,817
Legal and accounting services                 6,768
Custodian fee                                 5,519
Miscellaneous                                 4,038
---------------------------------------------------
TOTAL EXPENSES                            $ 110,233
---------------------------------------------------
Deduct --
   Reduction of custodian fee             $   1,333
   Preliminary reduction of management
      fee                                     1,526
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   2,859
---------------------------------------------------

NET EXPENSES                              $ 107,374
---------------------------------------------------

NET INVESTMENT LOSS                       $(139,833)
---------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 124,662
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (3,536)
---------------------------------------------------
NET REALIZED GAIN                         $ 121,126
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(761,231)
   Foreign currency and forward foreign
      currency exchange contracts              (390)
---------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(761,621)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(640,495)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(780,328)
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (139,833) $        (109,320)
   Net realized gain                               121,126            834,554
   Net change in unrealized
      appreciation (depreciation)                 (761,621)         4,456,341
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $       (780,328) $       5,181,575
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      1,053,331  $       3,068,265
      Class B                                    2,063,456          1,379,734
   Cost of shares redeemed
      Class A                                   (1,406,904)        (3,774,533)
      Class B                                     (910,825)        (1,637,478)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $        799,058  $        (964,012)
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         18,730  $       4,217,563
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     11,347,360  $       7,129,797
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     11,366,090  $      11,347,360
-----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $       (142,588) $          (2,755)
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       ------------------------
                                  (UNAUDITED)            1999          1998
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $14.680          $ 8.060       $11.970
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                    $(0.156)         $(0.112)      $(0.146)
Net realized and unrealized
   gain (loss)                          (0.784)           6.732        (3.764)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.940)         $ 6.620       $(3.910)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $13.740          $14.680       $ 8.060
------------------------------------------------------------------------------

TOTAL RETURN(1)                          (6.40)%          82.13%       (32.66)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 3,910          $ 4,482       $ 3,066
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                        3.11%(3)         3.02%         3.25%
   Net expenses after
      custodian fee
      reduction(2)                        2.87%(3)         2.95%         2.95%
   Net investment loss                   (2.11)%(3)       (1.02)%       (1.34)%
Portfolio Turnover of the
   Portfolio                                28%              95%          117%
------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and/or management fee, an allocation of expenses to the Investment Adviser, and/or Manager, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                            3.27%(3)         4.70%         3.65%
   Expenses after custodian
      fee reduction(2)                    3.03%(3)         4.63%         3.35%
   Net investment loss                   (2.27)%(3)       (2.70)%       (1.74)%
Net investment loss per share          $(0.168)         $(0.296)      $(0.188)
------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $14.510        $ 7.990     $11.910     $12.720     $10.050     $ 9.960
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.168)       $(0.159)    $(0.236)    $(0.012)    $(0.143)    $(0.268)
Net realized and unrealized
   gain (loss)                          (0.812)         6.679      (3.684)     (0.436)      2.988       0.358
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.980)       $ 6.520     $(3.920)    $(0.448)    $ 2.845     $ 0.090
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net realized gain                 $    --        $    --     $    --     $    --     $(0.175)    $    --
In excess of net realized gain              --             --          --      (0.362)         --          --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --        $    --     $    --     $(0.362)    $(0.175)    $    --
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $13.530        $14.510     $ 7.990     $11.910     $12.720     $10.050
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                          (6.75)%        81.60%     (32.91)%     (3.48)%     28.49%       0.90%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 7,456        $ 6,866     $ 4,064     $ 9,074     $ 6,725     $ 1,801
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                        3.59%(3)       3.47%       3.70%       3.50%       3.41%       6.19%
   Net expenses after
      custodian fee
      reduction(2)                        3.35%(3)       3.40%       3.40%       3.32%       3.19%       6.19%
   Net investment loss                   (2.57)%(3)     (1.59)%     (1.79)%     (1.92)%     (1.76)%     (4.64)%
Portfolio Turnover of the
   Portfolio                                28%            95%        117%        160%        125%         98%
--------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and/or management fee, an allocation of expenses to the Investment Adviser, and/or Manager, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                            3.75%(3)       5.15%       4.10%       3.79%       4.52%      11.35%
   Expenses after custodian
      fee reduction(2)                    3.51%(3)       5.08%       3.80%       3.61%       4.30%      11.35%
   Net investment loss                   (2.73)%(3)     (3.27)%     (2.19)%     (2.21)%     (2.87)%     (9.80)%
Net investment loss per share          $(0.178)       $(0.327)    $(0.289)    $(0.014)    $(0.233)    $(0.566)
--------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Emerging Markets Fund (the Fund) is a mutual fund seeking long-term capital appreciation through investment in a portfolio of equity securities of companies in countries with emerging markets. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (67.7% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, the Fund, for federal income tax purposes had a capital loss carryover of $2,716,368 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 31, 2006. Additionally, at December 31, 1999, net currency losses of $2,755 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Fund's next taxable year.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   allocated expenses and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                               72,533            304,930
    Redemptions                                        (93,273)          (379,809)
    -----------------------------------------------------------------------------
    NET DECREASE                                       (20,740)           (74,879)
    -----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              141,639            139,418
    Redemptions                                        (63,771)          (174,921)
    -----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             77,868            (35,503)
    -----------------------------------------------------------------------------

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) (the Manager) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended June 30, 2000, the fee was equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period and amounted to $14,552. To reduce the net operating loss of the Fund, the Manager reduced the management fee by $1,526. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organization. In addition, investment adviser and administrative fees are paid by the Portfolio to Lloyd George Management (Bermuda) (the Adviser), and to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

5 Distribution Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and for Class B (Class B Plan), (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year and an amount equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments attributable to Class B shares during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of the contingent deferred sales charge (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued $7,339 and $27,642 for Class A and Class B shares, respectively, to EVD for the six months ended June 30, 2000, representing 0.34% (annualized) and 0.75% (annualized) of average daily net assets for Class A and Class B shares, respectively. At June 30, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $280,000 for Class B shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average net assets attributed to Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. The Fund paid or accrued service fees to EVD for the six months ended June 30, 2000 in the amounts $3,337 and $8,098 for Class A shares and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under other certain limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $15,000 of CDSC paid by shareholders for Class B shares for the six months ended June 30, 2000. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value because the purchase amount was $1 million or more.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $3,174,474 and $2,380,948, respectively, for the six months ended June 30, 2000.

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 88.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Aircraft Manufacture -- 2.4%
----------------------------------------------------------------------
Embraer - Empresa Brasileira de
Aeronautica SA                                   65,000    $   396,201
Brazil's regional aircraft manufacturer
----------------------------------------------------------------------
                                                           $   396,201
----------------------------------------------------------------------
Banks and Money Services -- 12.6%
----------------------------------------------------------------------
China Everbright Pacific, Ltd.                  304,000    $   237,878
One of China's fastest growing banks
Grupo Financiero Banamex(1)                     100,000        420,625
Mexico's largest private bank
OTP Bank Rt. GDR                                 11,805        607,957
Hungary's biggest bank
Sanlam Ltd.                                      90,000        106,406
South Africa's second largest life
assurer
Turkiye Garanti Bankasi A.S.(1)              36,521,723        441,478
The largest private sector bank in
Turkey
Unibanco GDR                                     11,000        316,250
Brazil's third largest private bank
----------------------------------------------------------------------
                                                           $ 2,130,594
----------------------------------------------------------------------
Beverages -- 4.8%
----------------------------------------------------------------------
Cia Cervejaria Brahma-sp ADR                     34,000    $   578,000
Largest beer brewer in Brazil and Latin
America
Vina Concha y Toro ADR                            6,500        236,844
Wine producer/exporter
----------------------------------------------------------------------
                                                           $   814,844
----------------------------------------------------------------------
Broadcasting and Cable -- 5.0%
----------------------------------------------------------------------
Television Broadcasts Ltd.                       67,000    $   446,919
Hong Kong's dominant Chinese-language TV
program provider
TV Azteca SA                                     30,000        395,625
Mexico's second largest television
company
----------------------------------------------------------------------
                                                           $   842,544
----------------------------------------------------------------------
Communications Equipment -- 2.1%
----------------------------------------------------------------------
Grupo Televisa GDR(1)                             5,167    $   356,200
Largest Spanish speaking media and
broadcast company in the world. Based in
Mexico
----------------------------------------------------------------------
                                                           $   356,200
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 2.8%
----------------------------------------------------------------------
Softline Ltd.(1)                                252,085    $   241,109
South Africa's top maker of small
business accounting software
Tecnomatix Technologies Ltd.(1)                  16,907        230,358
Israeli company concentrating in
computer aided production equipment
technology
----------------------------------------------------------------------
                                                           $   471,467
----------------------------------------------------------------------
Conglomerates -- 1.1%
----------------------------------------------------------------------
John Keells Holdings                              3,061    $     7,652
Sri Lankan conglomerate involved in tea,
hotels, and beverages
John Keells Holdings GDR                        101,250        179,658
Sri Lankan conglomerate involved in tea,
hotels, and beverages
----------------------------------------------------------------------
                                                           $   187,310
----------------------------------------------------------------------
Electrical / Electronics -- 3.9%
----------------------------------------------------------------------
Hyundai Electronics Industries Co.,
Ltd.(1)                                          16,000    $   315,688
The world's largest DRAM manufacturer.
Based in Korea
Orbotech, Ltd.(1)                                 3,650        338,994
World leader in the manufacture of
automated optical inspection systems for
the printed circuit board industry.
Based in Israel
----------------------------------------------------------------------
                                                           $   654,682
----------------------------------------------------------------------
Electronics - Semiconductors -- 5.3%
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing,
Co.(1)                                          125,952    $   598,502
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties
Via Technologies, Inc.(1)                        19,000        293,735
One of Taiwan's leading chipset
manufacturers
----------------------------------------------------------------------
                                                           $   892,237
----------------------------------------------------------------------
Foods -- 5.9%
----------------------------------------------------------------------
Compania Brasileira de Distribuicao
Grupo Pao de Acurcar                             18,500    $   594,312
Supermarket chain
President Chain Store Corp.                     106,200        397,494
Taiwanese operator of 7-11 convenience
stores and other consumer businesses
----------------------------------------------------------------------
                                                           $   991,806
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Insurance -- 1.0%
----------------------------------------------------------------------
Samsung Fire & Marine Insurance                   6,250    $   173,763
Korea's largest non-life insurance
company established in 1952 and
belonging to the Samsung Group
----------------------------------------------------------------------
                                                           $   173,763
----------------------------------------------------------------------
Investment Services -- 7.0%
----------------------------------------------------------------------
Li & Fung, Ltd.                                 234,000    $ 1,170,660
Largest global intermediator between
garment suppliers and retailers
----------------------------------------------------------------------
                                                           $ 1,170,660
----------------------------------------------------------------------
Machinery -- 1.0%
----------------------------------------------------------------------
Siam Cement Co. Ltd.(1)                           8,500    $   159,694
Largest industrial and building material
producer in Thailand
----------------------------------------------------------------------
                                                           $   159,694
----------------------------------------------------------------------
Media & Leisure -- 1.7%
----------------------------------------------------------------------
Corporacion Interamericana de
Entretenimiento S.A.(1)                          75,040    $   293,527
Mexican fully integrated entertainment
company comprising 15 subsidiaries
operating in North America, South
America and Europe
----------------------------------------------------------------------
                                                           $   293,527
----------------------------------------------------------------------
Metals - Industrial -- 1.6%
----------------------------------------------------------------------
Hindalco Industries Ltd. GDR                     13,300    $   262,675
India's second largest aluminum producer
and lowest cost producer in the world
----------------------------------------------------------------------
                                                           $   262,675
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.2%
----------------------------------------------------------------------
Lukoil Oil Co. ADR                                7,400    $   377,529
Russia's largest oil producer
----------------------------------------------------------------------
                                                           $   377,529
----------------------------------------------------------------------
Oil and Gas - Integrated -- 2.4%
----------------------------------------------------------------------
Surgutneftegaz ADR                               30,000    $   399,750
Russia's second largest oil company
----------------------------------------------------------------------
                                                           $   399,750
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Publishing -- 2.8%
----------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik
AS(1)                                        48,629,010    $   470,266
Turkey's most widely read newspaper
----------------------------------------------------------------------
                                                           $   470,266
----------------------------------------------------------------------
Semiconductors -- 3.4%
----------------------------------------------------------------------
Samsung Electronics                               1,720    $   569,207
World's biggest and most profitable
semiconductor company
----------------------------------------------------------------------
                                                           $   569,207
----------------------------------------------------------------------
Telecommunications Services -- 5.9%
----------------------------------------------------------------------
China Unicom Limited(1)                         160,000    $   339,679
China's second largest
telecommunications provider
SK Telecom Co., Ltd.                              2,000        654,694
South Korea's largest mobile telecom
firm
----------------------------------------------------------------------
                                                           $   994,373
----------------------------------------------------------------------
Telephone Utilities -- 14.0%
----------------------------------------------------------------------
Embratel Partipacoes ADR                         13,340    $   315,157
Largest long distance and data telecom
company in Brazil
Korea Telecom Corp. ADR                           9,070        438,761
Monopolistic telecom service provider
for South Korea
Magyar Tavkozlesi Rt                             11,998        419,930
The leading Hungarian telecommunications
source provider
Tele Norte Leste Participacoes ADR               16,756        395,860
One of Brazil's three fixed line holding
companies, located in the northeast of
Brazil
Telefonos de Mexico ADR                           8,000        457,000
Largest telecom operator with interests
in local and long distance
telecommunications
Videsh Sanchar Nigam Ltd., GDR                   21,500        338,625
India's monopoly international telephone
service provider
----------------------------------------------------------------------
                                                           $ 2,365,333
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $11,110,113)                           $14,974,662
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

CONVERTIBLE PREFERRED STOCKS -- 0.3%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Banks and Money Centers -- 0.3%
----------------------------------------------------------------------
Siam Commercial Bank(1)                          90,000    $    45,948
The fourth largest bank in Thailand
----------------------------------------------------------------------
                                                           $    45,948
----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $63,235)                               $    45,948
----------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electric Utilities -- 0.0%
----------------------------------------------------------------------
Centrais Geradoras do Sul do Brasil
S.A.(1)                                       7,000,000    $     8,502
This company is an electricity
generator.
----------------------------------------------------------------------
                                                           $     8,502
----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $25,810)                               $     8,502
----------------------------------------------------------------------

WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Banks and Money Services -- 0.1%
----------------------------------------------------------------------
Siam Commercial Bank(1)                          90,000    $    10,568
The fourth largest bank in Thailand
----------------------------------------------------------------------
                                                           $    10,568
----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $    10,568
----------------------------------------------------------------------
Total Investments -- 89.3%
   (identified cost $11,199,158)                           $15,039,680
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 10.7%                    $ 1,807,600
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $16,847,280
----------------------------------------------------------------------

 ADR-American Depositary Receipt

 GDR-Global Depository Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Brazil                                          15.5%    $2,604,284
Chile                                            1.4        236,844
China                                            1.4        237,878
Hong Kong                                       11.6      1,957,258
Hungary                                          6.1      1,027,887
India                                            3.6        601,300
Israel                                           3.4        569,352
Mexico                                          11.4      1,922,977
Republic of Korea                               12.8      2,152,113
Russia                                           4.6        777,279
South Africa                                     2.1        347,514
Sri Lanka                                        1.1        187,310
Taiwan                                           7.6      1,289,731
Thailand                                         1.3        216,209
Turkey                                           5.4        911,744

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $11,199,158)         $15,039,680
Cash                                        1,810,766
Foreign currency, at value
   (identified cost, $9,154)                    9,162
Dividends receivable                           10,723
-----------------------------------------------------
TOTAL ASSETS                              $16,870,331
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $       106
Accrued expenses                               22,945
-----------------------------------------------------
TOTAL LIABILITIES                         $    23,051
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $16,847,280
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $13,006,864
Net unrealized appreciation (computed on
   the basis of identified cost)            3,840,416
-----------------------------------------------------
TOTAL                                     $16,847,280
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $3,854)  $    63,303
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    63,303
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    60,825
Administration fee                             20,274
Trustees fees and expenses                      2,818
Custodian fee                                  34,902
Legal and accounting services                  16,900
Miscellaneous                                     334
-----------------------------------------------------
TOTAL EXPENSES                            $   136,053
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    17,979
   Preliminary reduction of investment
      adviser fee                               8,588
   Preliminary reduction of
      administration fee                        1,976
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    28,543
-----------------------------------------------------

NET EXPENSES                              $   107,510
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (44,207)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   206,333
   Foreign currency and forward foreign
      currency exchange
      contract transactions                    (5,102)
-----------------------------------------------------
NET REALIZED GAIN                         $   201,231
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,288,170)
   Foreign currency and forward foreign
      currency exchange contracts                (473)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,288,643)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,087,412)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,131,619)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        (44,207) $          42,713
   Net realized gain                               201,231            850,084
   Net change in unrealized
      appreciation (depreciation)               (1,288,643)         5,616,042
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (1,131,619) $       6,508,839
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      6,700,923  $       6,286,238
   Withdrawals                                  (3,194,263)        (6,199,686)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      3,506,660  $          86,552
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      2,375,041  $       6,595,391
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     14,472,239  $       7,876,848
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     16,847,280  $      14,472,239
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           1.54%(1)       1.42%       1.71%       1.53%       1.54%       2.58%
   Net expenses after
      custodian fee reduction             1.32%(1)       1.35%       1.41%       1.35%       1.32%       2.58%
   Net investment income
      (loss)                             (0.54)%(1)      0.45%       0.37%       0.08%       0.14%      (1.00)%
Portfolio Turnover                          28%            95%        117%        160%        125%         98%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $16,847        $14,472     $ 7,877     $18,554     $10,659     $ 3,587
--------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.67%(1)       2.42%       1.87%       1.81%       2.24%       5.24%
   Expenses after custodian
      fee reduction                       1.45%(1)       2.35%       1.57%       1.63%       2.02%       5.24%
   Net investment income
      (loss)                             (0.67)%(1)     (0.55)%      0.21%      (0.20)%     (0.56)%     (3.66)%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2000, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $60,825. To reduce the net operating loss of the Portfolio, the Adviser made a reduction of the investment adviser fee of $8,588. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2000, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $20,274. To reduce the net operating loss of the Portfolio, EVM made a reduction of the administrative fee of $1,976. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $5,919,555 and $4,033,440, respectively, for the six months ended June 30, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $11,199,158
    -----------------------------------------------------
    Gross unrealized appreciation             $ 4,374,741
    Gross unrealized depreciation                (534,219)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 3,840,522
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2000.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2000, there were no obligations under these financial instruments outstanding.

8 Subsequent Event
-------------------------------------------
   Effective August 21, 2000, Jacob Rees-Mogg will assume sole responsibility for managing the Emerging Markets Portfolio. Mr. Rees-Mogg is currently co-portfolio manager of the Emerging Markets Portfolio.

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE EMERGING MARKETS FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

EMERGING MARKETS PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant
Secretary and Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

INVESTMENT ADVISER OF EMERGING MARKETS PORTFOLIO
LLOYD GEORGE MANAGEMENT
(BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong


SPONSOR AND MANAGER OF
EATON VANCE EMERGING MARKETS FUND
AND ADMINISTRATOR OF EMERGING MARKETS PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653




EATON VANCE EMERGING MARKETS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


--------------------------------------------------------------------------------
       THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS
       WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS
        SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY
                        BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------

132-8/00                                                                   EMSRC